Document and Entity Information	Sep. 24, 2019
Risk/Return:
Registrant Name	Delaware Pooled Trust
Document Type	497
Document Period End Date	Apr. 30, 2019
Amendment Flag	false
Central Index Key	0000875352
Document Effective Date	Sep. 24, 2019
Document Creation Date	Sep. 24, 2019
Prospectus Date	Aug. 20, 2019
Entity Inv Company Type	N-1A
Delaware Global Listed Real Assets Fund | Class A
Risk/Return:
Trading Symbol	DPREX
Delaware Global Listed Real Assets Fund | Class C
Risk/Return:
Trading Symbol	DPRCX
Delaware Global Listed Real Assets Fund | Class R
Risk/Return:
Trading Symbol	DPRRX
Delaware Global Listed Real Assets Fund | Institutional Class
Risk/Return:
Trading Symbol	DPRSX
Delaware Global Listed Real Assets Fund | Class R6
Risk/Return:
Trading Symbol	DPRDX